Fees Summary	Apr. 01, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 297,000.00
Previously Paid Amount	0.00
Total Fee Amount	45.47
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 45.47
Narrative - Max Aggregate Offering Amount | shares	297,000
Final Prospectus	true